Intangible Assets and Goodwill - Narrative (Details) - CAD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 927,882,000				$ 887,737,000	$ 927,882,000
Impairment loss recognised in profit or loss, intangible assets and goodwill						44,942,000	2,544,144,000
Impairment of property, plant and equipment						272,989,000	148,234,000
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles		173,400,000				172,600,000	173,400,000
Goodwill		890,300,000				887,700,000	890,300,000
Canadian Cannabis CGU | Aurora Sky Facility
Disclosure of detailed information about intangible assets [line items]
Scaled back production, percentage of previous capacity	25.00%
U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Goodwill		37,600,000				0	37,600,000
Impairment loss recognised in profit or loss, intangible assets and goodwill						41,200,000	0
Impairment of goodwill						33,800,000	0
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 888,700,000			$ 888,700,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0		$ 0	$ 0	0
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill						0	0
Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 152,300,000
Impairment of property, plant and equipment			8,800,000
European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Impairment of property, plant and equipment			7,000,000.0
Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			12,800,000
Patient Consulting CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			2,500,000
Recoverable amount of CGU			500,000		$ 500,000
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill						0	105,345,000
Permits and licenses | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill							100,400,000
Software
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill						3,777,000	0
Software | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill						3,800,000
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill						33,757,000
Impairment of goodwill							2,285,081,000
Permits and licenses | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			143,400,000
Customer relationships and distribution network | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill						7,400,000	0
Cannabis
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Impairment of goodwill	$ 0	$ 1,500,000,000	$ 762,200,000			$ 0	$ 2,300,000,000